Note 7 - Securities Sold Under Agreements to Repurchase 1 (Details Textual) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Securities Sold under Agreements to Repurchase, Fair Value of Collateral	$ 1,128	$ 1,364	$ 1,859